Note 11 - Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other receivables, explanatory [text block]
11.	Other receivables, net

	As of December 31,
	2025	2024
Other receivables (1)	$912,471	$954,548
Less: Allowance for ECLs / uncollectable accounts	(521,852)	(521,852)
	$390,619	$432,696

(1)	Other receivables primarily includes recoverable from Koh Sih-Ping (former Director and CEO of the Company) and interest receivable on demand and time deposits.

(2)	During the years ended December 31, 2025 and 2024, there were no movements in allowance for ECLs.